Income Taxes - Schedule of Deferred Taxes Expense (Details) - CAD ($)	12 Months Ended	13 Months Ended
	Mar. 31, 2018	Mar. 31, 2017
Disclosure Of Income Tax [Abstract]
Recognition of previously unrecognized deductible temporary differences and tax losses of prior periods	$ (114,226)	$ (129,362)
Origination and reversal of temporary differences	(1,772,883)	(434,615)
Change in unrecognized deductible temporary differences	2,179,740	623,134
Deferred tax expense	$ 292,631	$ 59,157